Sensitivity analysis for actuarial assumptions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
1% Increase	₩ 488,087	₩ 442,748
1% Decrease	(425,708)	(386,147)
Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
1% Increase	(443,527)	(402,099)
1% Decrease	₩ 524,856	₩ 475,765